Restructuring and Separation Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Restructuring Cost and Reserve [Line Items]
Severance and restructuring charges	$ 2,171	$ 2,999	$ 7,438